Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses Land-Use Rights (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Estimated Future Amortization Expenses Land-Use Rights [Abstract]
Fiscal year 2026	$ 24,673
Fiscal year 2027	49,346
Fiscal year 2028	49,346
Fiscal year 2029	49,346
Fiscal year 2030	49,346
Thereafter	1,994,677
Total	$ 2,216,734	$ 2,175,012